Condensed Consolidated Balance Sheets - USD ($)	Jun. 30, 2024	Dec. 31, 2023
CURRENT ASSETS
Cash	$ 84,147,075	$ 20,337,847
Accounts receivable, net	1,462,571	1,453,230
Advance to suppliers	322,331	3,521,176
Inventories, net	144,862	167,493
Prepaid expenses and other current assets, net	99,954	114,732
Receivable from disposal of subsidiaries	0	40,000,000
TOTAL CURRENT ASSETS	86,176,793	65,594,478
NON-CURRENT ASSETS
Goodwill on acquisitions	6,747,543	6,747,543
Property and equipment, net	3,275	5,157
Intangible assets, net	312,836	351,680
Right-of-use assets	70,987	102,509
TOTAL NON-CURRENT ASSETS	7,134,641	7,206,889
TOTAL ASSETS	93,311,434	72,801,367
CURRENT LIABILITIES
Account payables	432,261	571,432
Contract liabilities	0	212,473
Short-term bank loan	437,154	32,191
Taxes payable	1,185,754	1,438,658
Due to related parties	679,730	1,395,225
Lease liabilities	65,799	63,410
Loans from third parties	1,668,053	1,589,702
Accrued expenses and other current liabilities	835,992	928,816
TOTAL CURRENT LIABILITIES	5,304,743	6,231,907
NON-CURRENT LIABILITY
Lease liabilities	0	32,525
TOTAL NON-CURRENT LIABILITY	0	32,525
TOTAL LIABILITIES	5,304,743	6,264,432
SHAREHOLDERS' EQUITY
Ordinary shares, $0.015 par value, 7.5 million shares authorized, 28,816,663 and 3,351,336 shares issued and outstanding as of June 30, 2024 and December 31, 2023, respectively*	432,250	5,028
Additional paid-in capital*	97,861,862	72,142,580
Statutory reserve	1,006,384	1,006,384
Accumulated deficits	(11,511,722)	(6,786,949)
Accumulated other comprehensive income	217,917	169,892
Total shareholders' equity	88,006,691	66,536,935
TOTAL LIABILITIES AND SHAREHOLDERS' EQUITY	$ 93,311,434	$ 72,801,367